Inventories	12 Months Ended
Jun. 30, 2023
Classes of current inventories [abstract]
Inventories	InventoriesInventories recognized in the consolidated statements of financial position are comprised of:

	June 30	June 30
	2023	2022
	$	$
Finished goods	13,860	13,190
Parts	5,234	5,155
	19,094	18,345
Provision for obsolescence	(1,124)	(919)
Net inventory carrying value	17,970	17,426
During the year ended June 30, 2023, inventories in the amount of $40,473 (June 30, 2022 - $42,585) were included in cost of sales.